Statement of Earnings (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Revenues from services (Note 12)(a)	$ 49,307	[1]	$ 49,576	[1]	$ 51,155	[1]
Other-than-temporary impairment on investment securities:
Total other-than-temporary impariment on investment securities	(467)		(460)		(674)
Less: Portion of other-than-temporary impairment recognized in accumulated other comprehensive income	80		207		325
Net other-than-temporary impairment on investment securities recognized in earnings	(387)		(253)		(349)
Revenues from services (Note 12)	48,920		49,323		50,806
Sales of goods	148		533		970
Total revenues	49,068		49,856		51,776
Costs and expenses
Interest	13,866		14,510		16,840
Operating and administrative (Note 13)	13,330		14,660		14,736
Cost of goods sold	135		501		808
Investment contracts, insurance losses and insurance annuity benefits	3,059		3,197		3,193
Provision for losses on financing receivables (Note 4)	3,951		7,085		10,497
Depreciation and amortization (Note 5)	7,117		7,752		8,306
Total costs and expenses	41,458		47,705		54,380
Earnings (loss) from continuing operations before income taxes	7,610		2,151		(2,604)
Benefit (provision) for income taxes (Note 10)	(899)		985		3,872
Earnings from continuing operations	6,711		3,136		1,268
Earnings (loss) from discontinued operations, net of taxes (Note 2)	(74)		(965)		162
Net earnings (loss)	6,637		2,171		1,430
Less net earnings (loss) attributable to noncontrollng interests	127		16		15
Net earnings (loss) attributable to the Company	6,510		2,155		1,415
Amounts attributable to the Company
Earnings (loss) from continuing operations	6,584		3,120		1,253
Earnings (loss) from discontinued operations, net of taxes	(74)		(965)		162
Net earnings (loss) attributable to the Company	$ 6,510		$ 2,155		$ 1,415

[1]	(a) Excluding net other-than-temporary impairment on investment securities since April 1, 2009.